Warrant Liabilities, net (Tables)	12 Months Ended
Dec. 31, 2022
Class of Warrant or Right [Abstract]
Outstanding warrants and changes
Warrant liabilities, net consists of the following:

(Amounts in millions)	December 31, 2022	December 31, 2021
Private warrant liability:
Private warrant liability at issuance	$18	$18
(Gain) loss from change in fair value of warrant liabilities	(13)	(2)
Less: Reclassification to equity	(4)	—
Total Private Warrant Liability, at fair value	1	16
SoftBank Debt Financing Warrant Liability (Note 14):
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	—	569
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	—	(58)
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	—	(1)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	—	(475)
Less: Reclassification to Equity	—	(35)
Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	—	—

2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	—	284
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	—	(29)
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	—	—
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	—	(237)
Less: Reclassification to Equity	—	(18)
Total LC Facility Warrant Liability, at fair Value	—	—
Total SoftBank Debt Financing Warrant Liability, at fair value	—	—
Total warrant liabilities, net	$1	$16

The Company recorded the following changes in fair value included in gain (loss) from change in fair value of warrant liabilities on the accompanying Consolidated Statements of Operations:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
SoftBank Senior Unsecured Notes Warrant	$—	$(230)	$289
2020 LC Facility Warrant	—	(115)	144
Private Warrants	11	2	—
2019 Warrant	—	—	387
Total	$11	$(343)	$820

As of December 31, 2022, outstanding warrants to acquire shares of the Company’s stock, excluding warrants held by SoftBank and SoftBank affiliates as discussed in Note 17 and disclosed separately below, were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	4,495	$15.89	July 31, 2025
Class A Common Stock	23,873,282	$11.50	October 20, 2026
	23,877,777

As of December 31, 2021, outstanding warrants to acquire shares of the Company’s stock, excluding warrants held by SoftBank and SoftBank affiliates as discussed in Note 17 were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	4,495	$15.89	July 31, 2025
Class A Common Stock	23,873,292	$11.50	October 20, 2026
	23,877,787

As of December 31, 2022 and 2021, outstanding warrants held by SoftBank and SoftBank affiliates were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	5,057,306	$0.02	December 27, 2024
Class A Common Stock	39,133,649	$0.01	October 20, 2031
Class A Common Stock	11,923,567	$0.01	December 6, 2031
	56,114,522